8. Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes

8.	CONVERTIBLE NOTES

From July 2018 to December 31, 2018, we issued convertible promissory notes in the aggregate principal amount of $2,782,050 to several accredited investors through a private placement. This includes the convertible note of $50,000 issued to settle an existing account payable. During the three months ended March 31, 2019, we issued an additional $651,050 notes under the same private placement.

The convertible notes bear interest at a rate of 10% per annum, mature on April 30, 2019 and are secured by certain archival images owned by the Company. The notes and accrued interest are convertible at the option of the noteholder into our common stock at $4.00 per share but will mandatorily convert to common stock at the same price upon an up list to a national exchange and will have piggyback registration rights to register the shares of common stock underlying the conversion of the notes.

The Company evaluated the convertible debentures under ASC 470-20 and recognized a debt discount of $3,029,628 related to the beneficial conversion feature (“BCF”), of which $572,924 was recorded during the three months ended March 31, 2019, with a corresponding credit to additional paid-in capital. The debt discount is being accreted to interest expense over the term of the notes.

As part of the private placement, the Company paid a consultant financing fees equivalent to 12% of the gross proceeds received from the issuance of convertible notes or $403,472, of which $78,126 was recorded during the three months ended March 31, 2019 and was recorded as a debt discount and accreted to interest expense over the term of the notes.

During the three months ended March 31, 2019 and 2018, the Company recorded interest expense of $1,452,303 of which $1,376,029 was related to the accretion of the debt discount and financing cost. As of December 31, 2018, the convertible notes are shown net of unamortized debt discount and financing cost of $667,908.

On August 16, 2018, we issued a convertible promissory note with a principal amount of $500,000 to a company managed by one of our former directors. The note bear interest at a rate of 10% per annum, mature on April 30, 2019 and is secured by certain archival images owned by the Company. The note and accrued interest are convertible at the option of the noteholder into our common stock at $4.00 per share but will mandatorily convert to common stock at the same price upon an up list to a national exchange and will have piggyback registration rights to register the shares of common stock underlying the conversion of the notes.

The Company evaluated the convertible debentures under ASC 470-20 and recognized a debt discount of $500,000 related to the BCF with a corresponding credit to additional paid-in capital. The debt discount is being accreted to interest expense over the term of the note.

During the three months ended March 31, 2019, the Company recorded interest expense of $187,426 related to this note, of which $175,097 was related to the accretion of the debt discount. As of March 31, 2019, the convertible note is shown net of unamortized discount of $58,366.

8.	CONVERTIBLE NOTES

From July 2018 to December 31, 2018, we issued convertible promissory notes in the aggregate principal amount of $2,782,050 to several accredited investors through a private placement. This includes the convertible note of $50,000 issued to settle an existing accounts payable. The convertible notes bear interest at a rate of 10% per annum, mature on April 30, 2019 and are secured by certain archival images owned by the Company. The notes and accrued interest are convertible at the option of the noteholder into our common stock at $4.00 per share but will mandatorily convert to common stock at the same price upon an up list to a national exchange and will have piggyback registration rights to register the shares of common stock underlying the conversion of the notes.

The Company evaluated the convertible debentures under ASC 470-20 and recognized a debt discount of $2,456,704 related to the beneficial conversion feature (“BCF”) with a corresponding credit to additional paid-in capital. The debt discount is being accreted to interest expense over the term of the notes.

As part of the private placement, the Company paid a consultant financing fees equivalent to 12% of the gross proceeds received from the issuance of convertible notes or $325,346 which was recorded as a debt discount and accreted to interest expense over the term of the notes. The Company is also required to issue an equity fee in the form of warrants with an exercise price of $4.00 per share equivalent to 10% of amounts raised. Likewise, upon receipt of $1.5 million proceeds from the financing, the Company is also required to issue 25,000 warrants with an exercise price of $4.00 per share as a milestone bonus for reaching financing milestones goals. As of December 31, 2018, the Company has issued 162,500 warrants valued at $1,300,126 related to the equity fee and milestone bonuses.

During the year ended December 31, 2018, the Company recorded interest expense of $2,019,203 of which $1,389,163 was related to the accretion of the debt discount and financing cost. As of December 31, 2018, the convertible notes are shown net of unamortized debt discount and financing cost of $1,392,887.

On August 16, 2018, we issued a convertible promissory note with a principal amount of $500,000 to a company managed by one of our former directors. The note bear interest at a rate of 10% per annum, mature on April 30, 2019 and is secured by certain archival images owned by the Company. The note and accrued interest are convertible at the option of the noteholder into our common stock at $4.00 per share but will mandatorily convert to common stock at the same price upon an up list to a national exchange and will have piggyback registration rights to register the shares of common stock underlying the conversion of the notes. As of December 31, 2018, this note is showing as Convertible Notes - related party, net of debt discount.

The Company evaluated the convertible debentures under ASC 470-20 and recognized a debt discount of $500,000 related to the BCF with a corresponding credit to additional paid-in capital. The debt discount is being accreted to interest expense over the term of the note.

During the year ended December 31, 2018, the Company recorded interest expense of $285,304 of which $266,537 was related to the accretion of the debt discount. As of December 31, 2018, the convertible note is shown net of unamortized discount of $233,463.